POLAR CAPITAL EMERGING MARKET STARS FUND

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated August 19, 2022

to the Statement of Additional Information dated July 29, 2022

Effective August 19, 2022, the Board of Trustees of Datum One Series Trust (the “Trust”) approved the designation of Rodney L. Ruehle as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust.

The table listing the Officers of the Trust included in the “Management” section of the Statement of Additional Infromation is hereby deleted in its entirety and replaced with the following to reflect such approval:

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018.

Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite/ August, 2022 to present	Director, Foreside Fund Officer Services, LLC, 2016 to present.

Tracy L. Dotolo Year of Birth: 1976	Treasurer	Indefinite/ March, 2020 to present	Senior Director, Foreside Fund Officer Services, LLC, 2016 to present.

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/ March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2011 to present.

Matthew J. Broucek Year of Birth: 1988	Assistant Secretary	Indefinite/ March, 2020 to present	Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2020 to present; Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to 2020; Officer, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2016 to 2018.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.